Inventories - Summary of Inventories (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [line items]
Inventories	¥ 1,699	¥ 1,622	[1]
Gross carrying amount [member]
Disclosure of inventories [line items]
Consumable spare parts and maintenance materials	1,688	1,638
Other supplies	232	210
Inventories	1,920	1,848
Accumulated impairment provision [member]
Disclosure of inventories [line items]
Inventories	¥ (221)	¥ (226)

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).